Separate Accounts, Death Benefits and Other Insurance Benefit Features (Changes in Gross Liabilities and Assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Guaranteed Minimum Death Benefit [Member] | U.S. [Member]
Changes in the gross U.S. GMDB, International GMDB/GMIB, and UL secondary guarantee benefits
Liability, balance as of January 1	$ 1,104	$ 1,053
Incurred	210	220
Paid	(185)	(222)
Unlock	(211)	53
Currency translation adjustment
Liability balance as of December 31	918	1,104
Reinsurance recoverable asset, as of January 1	724	686
Incurred	121	128
Paid	(121)	(143)
Unlock	(116)	53
Currency translation adjustment
Reinsurance recoverable asset, as of December 31	608	724
GMDB/GMIB [Member] | International [Member]
Changes in the gross U.S. GMDB, International GMDB/GMIB, and UL secondary guarantee benefits
Liability, balance as of January 1	975	696
Incurred	133	122
Paid	(189)	(165)
Unlock	(155)	287
Currency translation adjustment	(103)	35
Liability balance as of December 31	661	975
Reinsurance recoverable asset, as of January 1	40	36
Incurred	9	18
Paid	(27)	(30)
Unlock	18	15
Currency translation adjustment	(4)	1
Reinsurance recoverable asset, as of December 31	36	40
UL Secondary Guarantees [Member] | Universal Life [Member]
Changes in the gross U.S. GMDB, International GMDB/GMIB, and UL secondary guarantee benefits
Liability, balance as of January 1	228	113
Incurred	113	53
Paid
Unlock	22	62
Currency translation adjustment
Liability balance as of December 31	363	228
Reinsurance recoverable asset, as of January 1	22	30
Incurred	(1)	(8)
Paid
Unlock
Currency translation adjustment
Reinsurance recoverable asset, as of December 31	$ 21	$ 22